CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (161,452)	$ (156,435)	$ (5,208)
Adjustments to reconcile profit (loss)
Depreciation expense	703	598	456
Amortization expense	63	47	36
Interest income	(2,029)	(131)	(243)
Interest expense	8	9	9
Net loss on financial liabilities at fair value through profit or loss	93,777	150,745	2,022
Employees' stock option cost	2,117	1,782	336
Directors' share-based compensation	58
Recognition of listing expense	65,264
Changes in operating assets
Accounts receivable	(1,479)	(1,059)	861
Current contract assets	(3,701)
Other receivables	(3)	7	(8)
Other receivables - related parties		16	99
Inventories	43		8
Other current assets	(4,418)	(78)	113
Changes in operating liabilities
Current contract liabilities	4,783	4,108	2,164
Accounts payable			(167)
Other payables	772	1,653	1,336
Other payables - related parties	(2)	(11)	(95)
Current provisions	897	586	465
Other current liabilities	(80)	255	35
Net defined benefit liability, non-current	1		(2)
Cash inflow (outflow) generated from operations	(4,678)	2,092	2,217
Interest received	1,724	129	257
Interest paid	(8)	(9)	(9)
Income tax paid	(343)	(664)	(272)
Net cash flows from (used in) operating activities	(3,305)	1,548	2,193
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at amortized cost	(30,000)		(1,517)
Proceeds from disposal of financial assets at amortized cost			9,696
Acquisition of property, plant and equipment	(165)	(154)	(215)
Acquisition of intangible assets	(93)	(32)	(77)
Increase in guarantee deposits paid		(27)	(47)
Net cash flows from (used in) investing activities	(30,258)	(213)	7,840
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from financial liabilities designated at fair value through profit or loss			50,000
Repayment of principal portion of lease liabilities	(457)	(393)	(305)
Employee stock options exercised	5,592	330	111
Proceed received upon recapitalization	112,893
Payments to acquire treasury shares			(10,000)
Net cash flows from (used in) financing activities	118,028	(63)	39,806
Effects of exchange rates changes on cash and cash equivalents	(2,302)	163	896
Net increase in cash and cash equivalents	82,163	1,435	50,735
Cash and cash equivalents at beginning of year	80,453	79,018	28,283
Cash and cash equivalents at end of year	$ 162,616	$ 80,453	$ 79,018